Financial risk management - Interest rate risk sensitivity (Details) - Interest rate risk € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Risk management
Increase - Impact on fair value	€ (6)	€ (2)
Increase - Impact on profit	3	3
Increase - Impact on OCI	1	(1)
Decrease - Impact on fair value	8	4
Decrease - Impact on profit	(4)	(2)
Decrease - Impact on OCI	€ (1)	€ (1)
Interest rate, measurement input
Risk management
Interest rates - increase in basis points	100	100
Interest rates - decrease in basis points	100	100